10 Taxes recoverable (Tables)	12 Months Ended
Dec. 31, 2019
Taxes Recoverable
Schedule of taxes recoverable
		2019	2018

Parent Company and subsidiaries in Brazil
IPI		477	9,050
Value-added tax on sales and services (ICMS) - normal operations	(a)	255,945	427,331
ICMS - credits from PP&E		166,824	170,998
Social integration program (PIS) and social contribution on revenue (COFINS) - normal operations		45,604	482
PIS and COFINS - credits from PP&E		316,973	255,739
REINTEGRA program	(b)	19,848	20,615
Federal tax credits	(c)	2,459,293	688,111
Other		5,434	2,852

Foreign subsidiaries
Value-added tax ("IVA")		217,630	173,051
Other		7,701	7,750
Total		3,495,729	1,755,979

Current assets		1,238,011	423,188
Non-current assets		2,257,718	1,332,791
Total		3,495,729	1,755,979